Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Income Tax Disclosure [Abstract]
Beginning of period	$ 1,535	$ 1,570
Prior year tax positions	1,223
Prior year tax positions	(70)	(12)
Prior year tax positions due to statute lapse		(23)
End of period	$ 2,688	$ 1,535